Property and Equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	SFr 33,895
Disposals	(236,462)
Property, plant and equipment	66,672	SFr 33,895
Office furniture and EDP [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	14,415
Leasehold improvements [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment
At cost
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	523,594	760,056
Additions	63,600
Disposals		(236,462)
Property, plant and equipment	587,194	523,594
At cost | Production equipment [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	289,888	289,888
Additions	63,600
Disposals
Property, plant and equipment	353,488	289,888
At cost | Office furniture and EDP [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	233,706	233,706
Additions
Disposals
Property, plant and equipment	233,706	233,706
At cost | Leasehold improvements [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment		236,462
Additions
Disposals		(236,462)
Property, plant and equipment
Accumulated depreciation [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	(489,699)	(507,157)
Additions	(30,823)	(72,713)
Disposals		90,171
Property, plant and equipment	(520,522)	(489,699)
Accumulated depreciation [Member] | Production equipment [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	(270,408)	(237,923)
Additions	(20,083)	(32,485)
Disposals
Property, plant and equipment	(290,491)	(270,408)
Accumulated depreciation [Member] | Office furniture and EDP [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	(219,291)	(205,628)
Additions	(10,740)	(13,663)
Disposals
Property, plant and equipment	(230,031)	(219,291)
Accumulated depreciation [Member] | Leasehold improvements [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment		(63,606)
Additions		(26,565)
Disposals		90,171
Property, plant and equipment
Net book value [member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	33,895
Property, plant and equipment	66,672	33,895
Net book value [member] | Leasehold improvements [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment
Property, plant and equipment
Net book value [member] | Production equipment [Member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	19,480
Property, plant and equipment	62,997	19,480
Net book value [member] | Office equipment and EDP [member]
Reconciliation of Changes in Property, Plant and Equipment [abstract]
Property, plant and equipment	14,415
Property, plant and equipment	SFr 3,675	SFr 14,415